Business Combinations (Details) ¥ in Thousands, $ in Thousands			1 Months Ended							12 Months Ended
	Feb. 01, 2020 CNY (¥)	Feb. 01, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Aug. 31, 2020 CNY (¥) item	Aug. 31, 2020 USD ($) item	Aug. 31, 2019 CNY (¥) item	Aug. 31, 2019 USD ($) item	Aug. 31, 2018 CNY (¥) item	Aug. 31, 2018 USD ($) item	Aug. 31, 2020 USD ($)	Jun. 04, 2020	Feb. 01, 2020 USD ($)	Sep. 30, 2019 USD ($)	Aug. 31, 2019 USD ($)	Sep. 05, 2018	Aug. 31, 2018 USD ($)	Jan. 02, 2018	Aug. 31, 2017 CNY (¥)	Jul. 31, 2017
Business Combination
Number of business acquisitions completed | item										6	6	26	26	10	10
Investments			¥ 1,048,178							¥ 1,048,178		¥ 1,487,638				$ 153,077
Allocation of the purchase price
Goodwill			1,481,401							1,481,401		815,052		¥ 372,077		216,345								¥ 58,676
Contingent consideration			47,084							47,084		91,440				6,876
Net revenues										3,438,881	$ 502,217	3,993,873		2,862,692
Net income/(loss)										(729,829)	(106,585)	245,368		245,936
Yuhan
Business Combination
Percentage of equity interest acquired (as a percentage)																									20.00%
Percentage of step equity interest acquiree								55.60%	55.60%														75.60%
Cash consideration								¥ 140,000	$ 20,446
Allocation of the purchase price
Intangible assets (Note 9)														97,870								$ 14,293
Net tangible assets (liabilities)														(24,331)								(3,553)
Goodwill														161,001								23,513
Total fair value of purchase price allocation														234,540								34,253
Cash consideration														140,000	$ 20,446
Fair value of non-controlling interests														51,945								7,586
Fair value of equity interests previously held in the acquirees														42,595	$ 6,221
Net tangible assets acquired - cash and cash equivalent														6,381								932
Net tangible assets acquired - prepayment and other current assets														20,175								2,946
Consideration in the form of prepayments for short-term investments														46,000								6,718
Net tangible assets acquired - property and equipment														7,662								1,119
Net tangible assets acquired - accrued expenses and other current liabilities														18,979								2,772
Net tangible assets acquired - prepayments from customers														62,668								9,152
Deferred tax liabilities														24,268								$ 3,544
Gains from revaluation of the previously held equity interests														¥ 1,481
Yuhan | Minimum
Allocation of the purchase price
Estimated amortization periods														5 years	5 years
Yuhan | Maximum
Allocation of the purchase price
Estimated amortization periods														30 years	30 years
Tianjin Huaying
Business Combination
Percentage of equity interest acquired (as a percentage)																					100.00%
Cash consideration										144,000		144,000	$ 21,030
Allocation of the purchase price
Intangible assets (Note 9)												59,800								$ 8,733
Net tangible assets (liabilities)												6,582								961
Deferred tax liabilities, net												(14,179)								(2,070)
Goodwill												178,113								26,012
Total fair value of purchase price allocation												230,316								33,636
Cash consideration												230,316	$ 33,636
Net tangible assets acquired - cash and cash equivalent												16,917								2,471
Net tangible assets acquired - prepayment and other current assets												10,366								1,514
Consideration in the form of prepayments for short-term investments												16,350								2,388
Net tangible assets acquired - property and equipment												1,621								237
Net tangible assets acquired - accrued expenses and other current liabilities												9,940								1,452
Net tangible assets acquired - prepayments from customers												28,732								4,196
Contingent consideration			86,316							86,316		¥ 86,316								12,606
Tianjin Huaying | Minimum
Allocation of the purchase price
Estimated amortization periods												5 years	5 years
Tianjin Huaying | Maximum
Allocation of the purchase price
Estimated amortization periods												10 years	10 years
Yimi Online Tutoring
Allocation of the purchase price
Intangible assets (Note 9)			50,800							50,800						7,419
Net tangible assets (liabilities)			(56,523)							(56,523)						(8,255)
Deferred tax liabilities, net			(3,211)							(3,211)						(469)
Goodwill			348,579							348,579						50,907
Total fair value of purchase price allocation			339,645							339,645						49,602
Cash consideration										311,149	$ 45,440
Fair value of non-controlling interests			28,496							¥ 28,496						4,162
Estimated amortization periods										5 years	5 years
Net tangible assets acquired - cash and cash equivalent			832							¥ 832						122
Net tangible assets acquired - prepayment and other current assets			6,429							6,429						939
Net tangible assets acquired - property and equipment			4,805							4,805						702
Net tangible assets acquired - accrued expenses and other current liabilities			2,669							2,669						391
Net tangible assets acquired - prepayments from customers			65,920							65,920						9,627
Consideration in the form of preferred shares and convertible loans												¥ 196,693	$ 28,725
Net revenues										51,421	$ 7,510
Net income/(loss)										153	22
Yimi Online Tutoring | Other income, net
Allocation of the purchase price
Gains from revaluation of the previously held equity interests										46,343
Yimi Cayman
Allocation of the purchase price
Consideration in the form of loans and related interests										51,995	7,593
Shanghai Yimi
Business Combination
Loans with a principal and related interests amounts			51,374							51,374						7,503
Yimi's Target Business | OneSmart Online
Business Combination
Previously held investments in preferred shares and convertible loans	¥ 248,688																	$ 36,318
Loans and related interests	51,374																	$ 7,503
Cash	11,088	$ 1,619
Cash consideration	¥ 311,149	$ 45,440
Yousheng
Business Combination
Percentage of equity interest acquired (as a percentage)							15.00%												15.00%
Percentage of step equity interest acquiree					85.00%	85.00%											100.00%
Allocation of the purchase price
Intangible assets (Note 9)			72,000							72,000						10,515
Net tangible assets (liabilities)			(22,862)							(22,862)						(3,338)
Deferred tax liabilities, net			(264)							(264)						(39)
Goodwill			116,919							116,919						17,075
Total fair value of purchase price allocation			165,793							165,793						24,213
Cash consideration					¥ 145,352	$ 21,227				145,352	21,227
Fair value of equity interests previously held in the acquirees										20,441	2,986
Estimated amortization periods							5 years
Net tangible assets acquired - cash and cash equivalent							¥ 2,604												$ 380
Net tangible assets acquired - prepayment and other current assets							2,767												404
Net tangible assets acquired - property and equipment							2,893												423
Net tangible assets acquired - accrued expenses and other current liabilities							15,655												2,286
Net tangible assets acquired - prepayments from customers							¥ 15,471												$ 2,259
Consideration in the form of loans and related interests					14,527	2,122
Consideration in the form of convertible loans					109,225	15,951
Consideration in the form of prepayments for long-term investments					¥ 21,600	$ 3,154
Yousheng | Other income, net
Allocation of the purchase price
Loss from revaluation of the previously held equity interests										2,782
Ruiyipeiyou
Allocation of the purchase price
Intangible assets (Note 9)			17,000							17,000						2,483
Net tangible assets (liabilities)			(5,526)							(5,526)						(807)
Deferred tax liabilities, net			(4,250)							(4,250)						(621)
Goodwill			124,066							124,066						18,119
Total fair value of purchase price allocation			131,290							131,290						19,174
Cash consideration										¥ 131,290	$ 19,174
Estimated amortization periods										5 years	5 years
Net tangible assets acquired - prepayments from customers			5,526							¥ 5,526						807
Consideration in the form of cash			19,813							19,813						2,894
Consideration in the form of convertible loans			97,077	$ 14,177
Consideration in the form of prepayments for long-term investments			14,400	$ 2,103
Other acquisitions
Allocation of the purchase price
Intangible assets (Note 9)			11,000							11,000		20,700		¥ 11,540		1,606
Net tangible assets (liabilities)			(77,919)							(77,919)		(174,405)		(29,268)		(11,379)
Goodwill			113,032							113,032		311,817		152,716		16,507
Total fair value of purchase price allocation			46,113							46,113		158,112		134,988		6,734
Cash consideration										28,000	$ 4,089	143,740		110,885
Fair value of non-controlling interests			10,703							10,703		11,067		20,629		1,563
Fair value of equity interests previously held in the acquirees										7,410	1,082	¥ 3,305		3,474
Estimated amortization periods												2 years	2 years
Net tangible assets acquired - cash and cash equivalent			24,450							24,450		¥ 17,898				3,571
Net tangible assets acquired - prepayment and other current assets			116,645							116,645		14,561				17,037
Net tangible assets acquired - property and equipment			24,777							24,777		7,225				3,618
Net tangible assets acquired - accrued expenses and other current liabilities			208,012							208,012		23,038				30,378
Net tangible assets acquired - prepayments from customers			55,340							55,340		187,103				8,084
Net tangible assets acquired - short-term investment			20,013							20,013						2,923
Deferred tax liabilities			¥ 452							452		3,948				$ 66				$ 577
Gains from revaluation of the previously held equity interests												¥ 1,897		¥ 3,730
Loss from revaluation of the previously held equity interests										¥ 594	$ 87